4. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 4. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities consist of the following:

	September 30, 2012	December 31, 2011

Accounts payable - trade	$573,279	$589,309
Credit card	12,215	17,457
Accrued expenses	13,465	78,453
Accrued payroll, vacation and payroll tax	104,780	63,724
Sales and business tax payable	39,425	39,456
Total	$743,164	$788,399

NOTE 5 – ACCOUNTS PAYABLE, ACCRUED LIABILITIES AND MERCHANT ACCOUNTS PAYABLE

Accounts payable and accrued liabilities consist of the following:

	December 31, 2011	December 31, 2010

Accounts payable - trade	589,309	128,307
Credit card	17,457	-
Accrued expenses	78,453	20,069
Accrued payroll, vacation and payroll tax	63,724	-
Sales and business tax payable	39,456	-
Total	$788,399	$148,376